SCHEDULE OF FINANCE LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Within 1 year	$ 734	$ 780
Between 1 and 2 years	670	389
Between 2 and 3 years	607	328
Between 3 and 4 years	477	303
Between 4 and 5 years	104	157
More than 5 years
Total future lease payment	2,592	1,957
Less: Imputed interest	(195)	(146)
Finance lease liabilities	2,397	1,811
Current liabilities	647	715
Non-current liabilities	$ 1,750	$ 1,096